accounts payable and accrued liabilities	6 Months Ended
Jun. 30, 2018
accounts payable and accrued liabilities
accounts payable and accrued liabilities

23accounts payable and accrued liabilities

As at (millions)	June 30, 2018	December 31, 2017
Accrued liabilities	$1,012	$1,066
Payroll and other employee related liabilities	357	403
Restricted stock units liability	91	66

	1,460	1,535
Trade accounts payable	646	717
Interest payable	158	147
Other	67	61

	$2,331	$2,460